CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities:
Net income (loss)	$ 507	$ (1,631)	$ (17,543)
Adjustments to reconcile loss to net cash provided by (used in) operating activities related to continuing operations:
Stock-based compensation (including restricted shares to the Company's CEO)	21	249	655
Issuance of warrant to service provider to purchase common stock	98
Revaluation of asset contribution related financial instruments, net		(2,948)	1,392
Revaluation of option to purchase redeemable convertible preferred stock (Note 5)	(3,288)		2,890
Issuance costs allocated to Option to purchase redeemable convertible B preferred stock (Note 14)			42
Incremental value due to extinguishment of option to purchase redeemable convertible preferred stock (Note 5)	(440)
Depreciation and amortization	4	296	297
Impairment of investment in other company			1,439
Deferred income taxes			66
Capital loss from sale of assets			2,567
Changes in operating assets and liabilities:
Accounts receivable			1,518
Prepaid expenses and other current assets	265	1,830	2,072
Accounts payable	108	(1,833)	(2,134)
Accrued compensation and related expenses	(198)	(2,573)	2,936
Other accrued liabilities	406	(3,111)	(2,906)
Amortization of discount on mezzanine			84
Adjustments related to continuing operations	(2,517)	(9,721)	10,918
Adjustments related to discontinued operations	286	1,516	(2,673)	358
Net cash provided by (used in) operating activities	(2,231)	(8,205)	(9,298)	358
Cash Flows From Investing Activities:
Direct expenses related to asset acquisition		(283)	(283)
Purchases of property and equipment			(22)
Stock based compensation			10
Payment of notes payable		(159)
Purchases of investment properties	(326)
Payment of note receivable			(159)
Net cash provided by investing activities - continuing operation	(326)	(442)	(454)
Net cash provided by investing activities - discontinued operations		7,107	7,251	2,148
Net cash (used in) provided by investing activities	(326)	6,665	6,797	2,148
Cash Flows From Financing Activities:
Proceeds from issuance of redeemable preferred B stock and embedded option, net of issuance cost of $42	2,325		1,458
Proceeds from issuance of series D Preferred Stock	100
Payment of notes payable	(309)
Proceeds from note payable			111
Net cash provided by financing activities - continuing operation	2,116		1,569
Net cash provided by (used in) financing activities - discontinued operations			(663)	(684)
Net cash provided by (used in) financing activities	2,116		906	(684)
Effect of exchange rate changes on cash and cash equivalents	(48)	211	208	(2,789)
Change in cash and cash equivalents	(489)	(1,329)	(1,387)	(967)
Cash and cash equivalents at the beginning of year	948	2,335	2,335	3,302
Cash and cash equivalents at the end of year	459	1,006	948	2,335
Supplemental disclosure of non-cash activities:
Cash paid for income taxes		73	36	203
Cash paid for interest	81		126	281
Receivable from acquirer of group of assets		2,000
Partial exercise of written call option on redeemable convertible preferred stock (Note 5)	681
Dividend on redeemable convertible preferred stock (Note 5)	$ 177
Cancellation of Series B redeemable convertible preferred stock in exchange for Series D preferred stock	2,718
Accretion of redeemable convertible preferred stock to redemption value (Note 5)	$ 2,001
Conversion of Series B redeemable convertible preferred stock into common stock	2,553
Deemed dividend related to the Redemption Agreement	446
Issuance of common stock in payment of accrued liability	86
Contribution of investment property and investment in other company against stock issue, financial assets related to future mandatory asset contribution and financial liabilities for optional asset acquisition		$ 4,836	4,836
Conversion of Payout Notes into shares of common stock			$ 5,626